PROVISIONS, CONTINGENT LIABILITIES AND CONTINGENT ASSETS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	R$ 506.2	R$ 543.9	R$ 689.7
Uncertainty Over The Treatment Of Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Deductibility of IOC expenses	30,782.0	28,126.0
Disallowance of tax paid abroad	19,091.0	15,932.0
Foreign Earnings	7,996.0	5,667.0
Goodwill Inbev Holding	7,689.0	6,836.0
Goodwill BAH	1,589.0	1,482.0
Goodwill CND Holding	1,040.0	962.0
Goodwill MAG	330.0	301.0
Presumed Profit	601.0	558.0
Disallowance on Income Tax deduction	192.0	2,861.0
Icmsst Trigger [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	11,987.0	11,966.0
Manaus Free Trade Zone [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	7,257.0	6,817.0
I P I Suspension [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	1,264.0	1,098.0
I C M S Z F M [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	961.0	883.0
I C M S Prodepe [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	924.0	916.0
I C M S F A I N [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	762.0	707.0
I C M S A M [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	705.0	643.0
I C M S M I P [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	680.0	595.0
Social Contributions Other Credits [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	615.0	560.0
Social Contributions Over Products [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	554.0	558.0
I C M S Fiscal War [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	537.0	500.0
Proposed Class Action In Quebec [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass
Tax Fines On Brazilian Corporate Income Tax Ancillary Obligation [Member]
IfrsStatementLineItems [Line Items]
Total updated amount of possible risk/loass	R$ 994.0	R$ 700.0